Operating segments - additional information - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	$ 40,594
Other revenue	(72)
Consolidated sales revenue	40,522	$ 40,030	$ 33,781
Share of equity accounted units and adjustments [Member]
Disclosure Of Products And Services [Line Items]
Consolidated sales revenue	2,313	1,837	1,555
Gross sales revenue [Member]
Disclosure Of Products And Services [Line Items]
Consolidated sales revenue	42,835	41,867	35,336
Iron Ore [Member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	19,888
Other revenue	(21)
Consolidated sales revenue	19,867	20,010	15,855
Aluminium [Member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	12,041
Other revenue	(22)
Consolidated sales revenue	12,019	10,864	9,342
Copper [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	2,420
Other revenue	(32)
Consolidated sales revenue	2,388	1,760	1,609
Coal [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	986
Other revenue	3
Consolidated sales revenue	989	2,822	2,567
Industrial minerals [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	2,093
Consolidated sales revenue	2,093	2,060	1,954
Gold [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	869
Consolidated sales revenue	869	378	608
Diamonds [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	695
Consolidated sales revenue	695	706	613
Other Product [Member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	1,602
Consolidated sales revenue	$ 1,602	$ 1,430	$ 1,233